Warrants (Details) - USD ($)			2 Months Ended	5 Months Ended	12 Months Ended
	May 29, 2025	Apr. 10, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	May 12, 2025	May 09, 2024
Warrants [Line Items]
Warrants exercised (in Dollars per share)					$ 10				$ 11.5
Sale price (in Dollars per share)					$ 18
Proceeds from warrants exercised (in Dollars)					$ 204,539,450
Incentive Warrants [Member]
Warrants [Line Items]
Number of incentive warrants issued		913,089
Redemption price (in Dollars per share)			$ 0.01		$ 0.01
Consecutive trading day threshold					30 days
Redemption price per incentive warrant (in Dollars per share)	$ 0.01
Number of incentive warrants redeemed			459,144
Paid redemption (in Dollars)			$ 4,591
number of incentive warrants exercised					20,453,945
Public Warrants [Member]
Warrants [Line Items]
Public warrants assumed		10,479,990
Redemption price (in Dollars per share)					$ 0.01
Proceeds from warrants exercised (in Dollars)				$ 9,252,969	$ 9,252,969
Number of public warrants exercised					804,606
Private Warrants [Member]
Warrants [Line Items]
Private warrants assumed		6,792,000
Warrant [Member]
Warrants [Line Items]
Proceeds from warrants exercised (in Dollars)					$ 204,539,450
Minimum [Member]
Warrants [Line Items]
Trading days					20 days
Maximum [Member]
Warrants [Line Items]
Trading days					30 days
Class A Ordinary Shares [Member]
Warrants [Line Items]
Number of warrants issued		20,000,000
Trading days					30 days
Proceeds from warrants exercised (in Dollars)			$ 204,539,450
Class A Ordinary Shares [Member] | Incentive Warrants [Member]
Warrants [Line Items]
Common stock trigger price (in Dollars per share)					$ 18
Class A Ordinary Shares [Member] | Private Warrants [Member]
Warrants [Line Items]
Number of shares issued upon the cashless exercise of the private warrants.								1,777,844
Number of private warrants cashless exercised								6,792,000